Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Mid Cap Index Fund - Fidelity Mid Cap Index Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return 2013	34.78%
Annual Return 2014	13.11%
Annual Return 2015	(2.44%)
Annual Return 2016	13.86%
Annual Return 2017	18.47%
Annual Return 2018	(9.05%)
Annual Return 2019	30.51%
Annual Return 2020	17.11%
Annual Return 2021	22.56%
Annual Return 2022	(17.28%)